EXHIBIT 99.3

John Deere Owner Trust 2014

Servicer’s Certificate

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Nov-15
Actual Payment Date (A/360)				16-Nov-15
Collection Period Begin Date				28-Sep-15
Collection Period End Date				01-Nov-15
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				32

(1)	Total Distribution Amount:			$32,813,803.56
	(a)	Total cash receipts during the month:		$32,428,516.44
	(b)	Administrative repurchases during the month:		$384,409.75
	(c)	Investment earnings on cash accounts:		$877.37
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$366,624.22
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$12,874.84
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$239,966.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$113,782.71
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$31,116,444.23
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$31,116,444.23
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$31,116,444.23

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$31,483,068.45

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,329,940.50
	(b)	Amount of deposit from Collection Account to Reserve Account:		$937,774.14
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$937,774.14
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$937,774.14
	(e)	Ending Balance (after giving effect to all distributions):		$10,329,940.50
	(f)	Specified Reserve Account Balance:		$10,329,940.50

(7)	Servicing Fee:			$392,860.97
	(a)	Amount of Servicing Fee earned:		$392,860.97
	(b)	Amount of Servicing Fee paid:		$392,860.97
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$937,774.14

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$440,362,276.10

	(b)	Note Value as of the end of the related Collection Period:		$436,210,507.29

	(c)	Number of Accounts at the end of the related Collection Period:		13,311

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$3,216,457.37
		(ii)	Class A-2 Note Pool Factor:	0.0110153

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$313,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$94,165,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$309,177.99
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$40,004.97
	(ii)	Cumulative amount of net losses:	$1,520,264.92
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.14%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.02%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	13,697
	(b)	Number of loans at the end of the period:	13,311
	(c)	Weighted average remaining term on receivables:	27.42
	(d)	Prepayment amount - monthly:	$3,445,461.24
	(e)	Prepayment amount - life-to-date:	$140,252,669.18
	(f)	Weighted average APR of the pool assets:	2.47%
	(g)	Pool Factor:	0.42